CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
- Product sales to third parties	$ 41,716,779	$ 37,462,548	$ 39,226,311
- Product sales to related parties	$ 4,552,950	$ 6,196,280	$ 3,411,806
- Licensing technology to third parties
Total revenue	$ 46,269,729	$ 43,658,828	$ 42,638,117
Cost of sales
- Product sales to third parties	(34,928,052)	(30,741,027)	(30,636,818)
- Product sales to related parties	$ (2,818,616)	$ (3,963,621)	$ (1,972,516)
- Licensing technology to third parties
Total cost of sales	$ (37,746,668)	$ (34,704,648)	$ (32,609,334)
Gross Profit	8,523,061	8,954,180	10,028,783
Operating expenses:
Selling and marketing expenses	(535,065)	(684,862)	(882,547)
Administrative and other expenses	(2,441,561)	(3,203,207)	(2,996,579)
Total operating expenses	(2,976,626)	(3,888,069)	(3,879,126)
Operating income	5,546,435	5,066,111	6,149,657
Other income and (expense):
Other income	269,765	405,407	446,823
Interest expenses	(1,278,301)	(1,271,295)	(966,800)
Total other expense, net	(1,008,536)	(865,888)	(519,977)
Income before income taxes	4,537,899	4,200,223	5,629,680
Income tax expense	(908,268)	(726,206)	(1,140,923)
Net income before allocation of non-controlling interest	$ 3,629,631	$ 3,474,017	4,488,757
Net income/(loss) attributable to non-controlling interest			16,753
Net income attributable to common stockholders	$ 3,629,631	$ 3,474,017	$ 4,505,510
Earnings per share
- Basic	$ 0.13	$ 0.12	$ 0.16
- Diluted	$ 0.13	$ 0.12	$ 0.16
Weighted average common shares outstanding
- Basic	27,780,000	27,780,000	27,780,000
- Diluted	27,780,000	27,780,000	27,780,000